SUBSEQUENT EVENTS (Details Textual) (Subsequent Event [Member], USD $)	12 Months Ended
Mar. 31, 2014
Subsequent Event [Member]
Subsequent Event [Line Items]
Estimated Cash Proceeds To Operating Partnership	$ 6,543,024
Estimated Gain On The Sale Of The Operating Partnerships	$ 6,430,401